Other Receivables - Summary of Other Receivables (Detail) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Trade	$ 2,892	$ 1,733	$ 928
Tax credit, export rebates and production incentives	3,131	4,648	8,058
Loans to third parties and balances with related parties	1,116	1,703	2,366
Collateral deposits	315	214	895
Prepaid expenses	934	702	682
Advances and loans to employees	412	335	285
Advances to suppliers and custom agents	1,700	1,691	3,147
Receivables with partners in JO	1,165	1,361	1,881
Insurance receivables	206		808
Miscellaneous	870	1,111	402
Other current receivables before provision	12,741	13,498	19,452
Provision for other doubtful receivables	(57)	(42)	(39)
Net Other current receivables	12,684	13,456	19,413
Noncurrent
Trade	74	0	0
Tax credit, export rebates and production incentives	360	291	304
Loans to third parties and balances with related parties	185	2,495	297
Collateral deposits	1	17	318
Prepaid expenses	180	159	198
Advances and loans to employees	17	12	8
Advances to suppliers and custom agents	2	0	0
Receivables with partners in JO	743	816	1,118
Insurance receivables	0	0	0
Miscellaneous	31	134	271
Other non current receivables before provision	1,593	3,924	2,514
Provision for other doubtful receivables	(258)	(15)	(13)
Net other non current receivables	$ 1,335	$ 3,909	$ 2,501